Cash and cash equivalents and marketable securities (Tables)	12 Months Ended
Jun. 30, 2018
Cash And Cash Equivalents And Marketable Securities
Schedule of cash and cash equivalents

	CDI	2018	2017
Cash and banks	—	23,101	15,159
Repurchase agreements (a)	55% a 65%	15,242	28,639
Bank deposit certificates	99% to 100%	33,137	—
Letter of Mercantile Lease	101% to 102%	32,834	—
		104,314	43,798

(a)      The Company uses this type of investment for funds that will be redeemed in less than 30 days, according to the projected cash flow and also in case of need to invest funds that were received after banking hours.

Schedule of Marketable securities

	2018	2017

Investment fund	—	2
Bank deposit certificates (a)	1,129	—
Banco do Nordeste (BNB) (b)	—	5,502
Treasury financial bills (c)	10,086	1,468
Total current	11,215	6,972

Bank deposit certificates (a)	9,588	8,982
Banco do Nordeste (BNB) (a) / (b)	8,638	8,106
Total noncurrent	18,226	17,088

Marketable securities	29,441	24,060

(a)	Indexed to rates from 98% to 102,5% of the CDI – Interbank Deposit Certificate.

(b)	The securities in BNB consist of CDBs provided as collateral for financing from BNB Bank, to be held up to the end of the contract in July 2019.

(c)	Treasury bonds indexed to the Selic rate.